FINANCIAL INSTRUMENTS - Contingent Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities in business combination [line items]
Nominal value of contingent consideration	$ 140,752	$ 156,968
Estimated financial effect of contingent consideration	38,449	48,739
Financial liabilities	878,052
Payment for contingent consideration	21,656
Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities	127,969	126,183
(Loss) gain on change in fair value of contingent consideration	(2,259)	$ 5,736	$ 4,227
Contingent consideration | Experience IT, Sportian and Blankfactor
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on change in fair value of contingent consideration	14,614
Contingent consideration | Iteris, Ewave, Common and Omnia
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on change in fair value of contingent consideration	$ (16,253)